Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	1.22%	0.83%
Performance Inception Date	May 06, 2022
Class D
Prospectus [Line Items]
Average Annual Return, Percent		6.07%	1.83%	1.14%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.58%	0.84%	0.26%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.56%	0.98%	0.48%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.17%	1.89%	1.17%
Performance Inception Date	May 06, 2022
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		6.28%	1.89%	1.17%
Performance Inception Date	May 06, 2022
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		4.89%	1.55%	1.46%
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.81%